Cash and cash equivalents	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents [Text Block]

19. Cash and cash equivalents

Cash represents bank deposits at financial institutions with high credit rating. Cash equivalents represent short-term, highly liquid investments, which are readily convertible to cash and have maturities of 90 days or less at time of purchase. Cash equivalents, which are carried at fair value and amortized cost, and consist of holdings in a money market fund and in treasury bills. As of May 31, 2022, there are no cash equivalents presented on the unaudited interim condensed consolidated balance sheet (February 28, 2022- $nil).

21. Cash and cash equivalents

Cash represents bank deposits at reputable banking institutions. Cash equivalents represent short-term, highly liquid investments, which are readily convertible to cash and have maturities of 90 days or less at time of purchase. Cash equivalents, which are carried at fair value or amortized cost, as applicable, consist of holdings in a money market fund and in treasury bills.  As of February 28, 2022, there are no cash equivalents presented on the balance sheet (February 28, 2021 - $nil).